Cover	Feb. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2026
Entity File Number	001-42406
Entity Registrant Name	HORIZON SPACE ACQUISITION II CORP.
Entity Central Index Key	0002032950
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1412 Broadway
Entity Address, Address Line Two	21st Floor
Entity Address, Address Line Three	Suite 21V
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	646
Local Phone Number	257-5537
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-tenth of one ordinary share
Title of 12(b) Security	Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-tenth of one ordinary share
Trading Symbol	HSPTU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	HSPT
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-tenth of one ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-tenth of one ordinary share
Trading Symbol	HSPTR
Security Exchange Name	NASDAQ